AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 11, 2013

File No. 333-178600

File No. 811-22648

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 1 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	(X)

AMENDMENT NO. 4 (X)

ASPIRIANT GLOBAL EQUITY TRUST

(Exact Name of Registrant as Specified in Charter)

11100 Santa Monica Boulevard

Suite 600

Los Angeles, California 90025

(Address of Principal Executive Offices, Zip Code)

(310) 806-4000

(Registrant’s Telephone Number, including Area Code )

Jason Thomas

Aspirant Global Equity Trust

11100 Santa Monica Boulevard

Suite 600

Los Angeles, California 90025

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

X	Immediately upon filing pursuant to paragraph (b)

On (date) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

On (date) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

This filing relates solely to the following Fund:

Aspiriant Risk-Managed Global Equity Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, State of California on this 11th day of January, 2013.

Aspiriant Global Equity Trust

Jason Thomas*
Jason Thomas Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Robert J. Francais	Trustee	January 11, 2013
Robert J. Francais

Michael D. LeRoy*	Trustee	January 11, 2013
Michael D. LeRoy

Robert D. Taylor*	Trustee	January 11, 2013
Robert D. Taylor

Jason Thomas*	Trustee and	January 11, 2013
Jason Thomas	President

Karyn Williams*	Trustee	January 11, 2013
Karyn Williams

/s/ Hilarie C. Green	Treasurer and	January 11, 2013
Hilarie C. Green	Principal Financial Officer

* /s/ Hilarie C. Green
Hilarie C. Green

*	Attorney-in-Fact pursuant to power of attorney.